Financial Instrument Risk Management - Derivative Financial Instruments by Counterparty Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of external credit grades [line items]
Financial assets	$ 168,785	$ 152,785
Derivative assets
Disclosure of external credit grades [line items]
Financial assets	2,160	1,548
Derivative assets | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost
Disclosure of external credit grades [line items]
Financial assets	2,124	1,529
Derivative assets | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | AA
Disclosure of external credit grades [line items]
Financial assets	596	439
Derivative assets | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | A
Disclosure of external credit grades [line items]
Financial assets	1,430	1,008
Derivative assets | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | BBB
Disclosure of external credit grades [line items]
Financial assets	98	82
Derivative assets | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements
Disclosure of external credit grades [line items]
Financial assets	(883)	(737)
Derivative assets | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | AA
Disclosure of external credit grades [line items]
Financial assets	(293)	(210)
Derivative assets | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | A
Disclosure of external credit grades [line items]
Financial assets	(575)	(517)
Derivative assets | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | BBB
Disclosure of external credit grades [line items]
Financial assets	(15)	(10)
Derivative assets | Over-the-counter derivative contracts | Credit risk | Net replacement cost
Disclosure of external credit grades [line items]
Financial assets	1,241	792
Derivative assets | Over-the-counter derivative contracts | Credit risk | Net replacement cost | AA
Disclosure of external credit grades [line items]
Financial assets	303	229
Derivative assets | Over-the-counter derivative contracts | Credit risk | Net replacement cost | A
Disclosure of external credit grades [line items]
Financial assets	855	491
Derivative assets | Over-the-counter derivative contracts | Credit risk | Net replacement cost | BBB
Disclosure of external credit grades [line items]
Financial assets	83	72
Derivative assets | Exchange-traded derivative contracts
Disclosure of external credit grades [line items]
Financial assets	$ 36	$ 19